Consolidated statements of income and other comprehensive income - CAD ($) shares in Millions, $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
OPERATING REVENUES
Service	$ 3,086	$ 2,953	$ 6,106	$ 5,839
Equipment	501	487	970	952
Revenues arising from contracts with customers	3,587	3,440	7,076	6,791
Other operating income	10	13	27	39
Total	3,597	3,453	7,103	6,830
OPERATING EXPENSES
Goods and services purchased	1,466	1,491	2,887	2,899
Employee benefits expense	758	711	1,464	1,411
Depreciation	470	411	940	822
Amortization of intangible assets	163	148	310	287
Total	2,857	2,761	5,601	5,419
OPERATING INCOME	740	692	1,502	1,411
Financing costs	189	150	357	306
INCOME BEFORE INCOME TAXES	551	542	1,145	1,105
Income taxes	31	145	188	296
NET INCOME	520	397	957	809
Items that may subsequently be reclassified to income
Change in unrealized fair value of derivatives designated as cash flow hedges	10	(22)	(39)	(29)
Foreign currency translation adjustment arising from translating financial statements of foreign operations	11	(17)	17	(21)
Total items that may be reclassified to income	21	(39)	(22)	(50)
Items never subsequently reclassified to income
Employee defined benefit plan re-measurements	8	105	32	62
Other comprehensive income	29	66	10	12
COMPREHENSIVE INCOME	549	463	967	821
NET INCOME ATTRIBUTABLE TO:
Common Shares	517	390	945	800
Non-controlling interests	3	7	12	9
NET INCOME	520	397	957	809
COMPREHENSIVE INCOME ATTRIBUTABLE TO:
Common Shares	543	464	949	821
Non-controlling interests	6	(1)	18
COMPREHENSIVE INCOME	$ 549	$ 463	$ 967	$ 821
NET INCOME PER COMMON SHARE
Basic	$ 0.86	$ 0.66	$ 1.57	$ 1.34
Diluted	$ 0.86	$ 0.66	$ 1.57	$ 1.34
TOTAL WEIGHTED AVERAGE COMMON SHARES OUTSTANDING
Basic	601	596	601	595
Diluted	601	596	601	595